Share-based payment arrangements	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment arrangements
20.
Share-based payment arrangements

Stock option plan (equity-settled)

The Company offers a stock option plan for the benefit of certain of its employees. The maximum number of shares that can be issued upon the exercise of options granted under the current 2012 stock option plan is 5,979,201. Each stock option entitles its holder to receive one common share upon exercise. The exercise price payable for each option is determined by the Board of Directors at the date of grant, and may not be less than the volume weighted average trading price of the Company’s shares for the last five trading days immediately preceding the grant date. The options vest in equal installments over three years and the expense is recognized following the accelerated method as each installment is fair valued separately and recorded over the respective vesting periods. The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)		2025		2024
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	278	31.44	790	29.17
Exercised	(224)	30.80	(512)	27.93
Balance, end of year	54	34.12	278	31.44
Options exercisable, end of year	54	34.12	278	31.44

The following table summarizes information about stock options outstanding and exercisable at December 31, 2025:

(in thousands of options and in dollars)	Options outstanding and exercisable
		Weighted
		average
	Number	remaining
	of	contractual life
Exercise prices	options	(in years)
30.71	35	0.2
40.41	19	1.6
	54	0.7

Of the options outstanding at December 31, 2025, a total of 48,570 (2024 – 252,736) are held by key management personnel.

The weighted average share price at the date of exercise for stock options exercised in 2025 was $90.37 (2024 – $141.69).

No stock options were granted during 2025 and 2024 under the Company’s stock option plan. In 2025 and 2024, the Group recognized no compensation expense.

Restricted share unit and performance share unit plans (equity-settled)

The Company offers an equity incentive plan for the benefit of senior employees of the Group. Each participant’s annual LTIP allocation is split in awards of performance share units (“PSUs”) and of restricted share units (‘’RSUs’’). The PSUs are subject to both performance and time cliff vesting conditions on the third anniversary of the award whereas the RSUs are only subject to a time cliff vesting condition on the third anniversary of the award. The performance conditions attached to the PSUs are equally weighted between absolute earnings before interest and income tax and relative total shareholder return (“TSR”). For purposes of the relative TSR portion, there are two equally weighted comparisons: the first portion is compared against the TSR of a group of transportation industry peers and the second portion is compared against the S&P/TSX60 index.

Restricted share units

The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period.

On February 18, 2025, the Company granted a total of 61,829 RSUs under the Company’s equity incentive plan of which 38,566 were granted to key management personnel. The fair value of the RSUs granted was $129.66 per unit.

On April 30, 2025, the Company granted a total of 31,328 RSUs under the Company’s equity incentive plan of which 27,917 were granted to key management personnel. The RSUs vest on April 30, 2026. The fair value of the RSUs granted was $81.03 per unit.

On February 8, 2024, the Company granted a total of 45,850 RSUs under the Company’s equity incentive plan of which 30,842 were granted to key management personnel. The fair value of the RSUs granted was $135.00 per unit.

The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)		2025		2024
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	158	115.34	192	93.62
Granted	93	113.45	51	137.21
Reinvested	3	121.45	2	104.17
Settled	(58)	99.84	(82)	77.79
Forfeited	(3)	123.99	(5)	115.83
Balance, end of year	193	119.05	158	115.34

The following table summarizes information about RSUs outstanding as at December 31, 2025:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
115.51	54	0.1
81.03	32	0.3
135.00	45	1.1
129.66	62	2.1
	193	1.0

The weighted average share price at the date of settlement of the RSUs vested in 2025 was $131.74 (2024 – $134.64). The excess of the purchase price paid to repurchase shares on the market over the carrying value of awarded RSUs, in the amount of $5.8 million (2024 – $10.4 million), was charged to retained earnings as share repurchase premium.

In 2025, the Group recognized, as a result of RSUs, a compensation expense of $8.5 million (2024 - $6.2 million) with a corresponding increase to contributed surplus.

Of the RSUs outstanding at December 31, 2025, a total of 133,103 (2024 – 103,872) are held by key management personnel.

Performance share units

The fair value of the PSUs is determined at the grant date using a Monte Carlo simulation model for the TSR portion and using management’s estimates for the absolute earnings before interest and income tax portion. The estimates of the number of equity instruments related to the absolute earnings before interest and income tax portion are revised during the vesting period and the cumulative amount recognized at each reporting date is based on the number of equity instruments for which service and non-market performance conditions are expected to be satisfied. The share-based compensation expense is recognized, through contributed surplus, over the vesting period.

On February 18, 2025, the Company granted a total of 58,143 PSUs under the Company’s equity incentive plan of which 34,880 were granted to key management personnel. The fair value of the PSUs granted was $134.85 per unit as at grant date.

On February 8, 2024, the Company granted a total of 45,850 PSUs under the Company’s equity incentive plan of which 30,842 were granted to key management personnel. The fair value of the PSUs granted was $156.17 per unit as at grant date.

The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)		2025		2024
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	PSUs	fair value	PSUs	fair value
Balance, beginning of year	155	127.72	184	106.17
Granted	58	134.85	46	156.17
Reinvested	4	137.92	1	106.72
Settled	(71)	100.52	(135)	89.87
Added due to performance conditions	14	100.43	64	89.87
Forfeited	(3)	134.88	(5)	129.43
Balance, end of year	157	140.35	155	127.72

The following table summarizes information about PSUs outstanding as at December 31, 2025:

(in thousands of PSUs and in dollars)	PSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
135.15	54	0.1
156.17	45	1.1
134.85	58	2.1
	157	1.1

The weighted average share price at the date of settlement of the PSUs vested in 2025 was $131.74 (2024 – $133.74). The excess of the purchase price paid to repurchase shares on the market over the carrying value of awarded PSUs, in the amount of $8.6 million, was charged to retained earnings as share repurchase premium (2024 – $19.8 million).

In 2025, the Group recognized, as a result of PSUs, a compensation expense of $6.6 million (2024 - $4.9 million) with a corresponding increase to contributed surplus.

Of the PSUs outstanding at December 31, 2025, a total of 101,635 (2024 – 103,872) are held by key management personnel.